UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------------------

Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Trendstar Advisors, LLC
            --------------------------------------------------------------------
Address:    7300 College Boulevard
            --------------------------------------------------------------------
            Suite 308
            --------------------------------------------------------------------
            Overland Park, KS  66210
            --------------------------------------------------------------------

Form 13F File Number:   28-11019
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kyle R. Bubeck
          -----------------------------------------------
Title:    Chief Compliance Officer
          -----------------------------------------------
Phone:    913-661-2900
          -----------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kyle R. Bubeck             Overland Park, KS             11/13/08
------------------------------   ----------------------       ------------------
          [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------
Form 13F Information Table Entry Total:     149
                                            ------------------------------
Form 13F Information Table Value Total:     $ 104,842
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                             TrendStar Advisors, LLC
                                    FORM 13F
                               September 30, 2008

      Name of Issuer               Title of Class   Cusip         Value    Shares/  SH/ Put/ Investmt   Other     Voting Authority
                                                                 (x$1000) Prin Amt  PRN Call Dscretn   Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                     COM      002824100        17        300    SH         Sole                 300
ADOBE SYSTEMS INC                       COM      00724F101       324       8200    SH         Sole                8200
AFFYMETRIX INC COM                      COM      00826T108       366      47300    SH         Sole               47300
AFLAC INC COM                           COM      001055102       971      16525    SH         Sole               16525
AKAMAI TECHNOLOGIES                     COM      00971T101       173       9900    SH         Sole                9900
ALBERTO-CULVER CO                       COM      013078100      2005      73600    SH         Sole               73600
ALTERA CORP                             COM      021441100       476      23000    SH         Sole               23000
AMDOCS LTD                              COM      G02602103       185       6775    SH         Sole                6775
AMERICAN INTL GROUP COM                 COM      026874107        52      15525    SH         Sole               15525
AMERIGROUP CORP COM                     COM      03073T102      2335      92525    SH         Sole               92525
AMGEN INC                               COM      031162100       504       8500    SH         Sole                8500
AMSURG CORP COM                         COM      03232P405      2820     110699    SH         Sole              110699
ANALOGIC CORP COM PAR $0.05             COM      032657207      1345      27025    SH         Sole               27025
APPLERA CORP COM AP BIO GRP             COM      038020103       103       3000    SH         Sole                3000
APPLIED MATLS INC COM                   COM      038222105       870      57525    SH         Sole               57525
ARBITRON INC COM                        COM      03875Q108      2378      53212    SH         Sole               53212
ASPECT MEDICAL SYSTEMS, INC             COM      045235108         5       1000    SH         Sole                1000
ATHENAHEALTH INC                        COM      04685W103       253       7600    SH         Sole                7600
ATHEROS COMMUNICATIONS INC.             COM      04743P108       236      10000    SH         Sole               10000
AVERY DENNISON CORP                     COM      053611109        18        400    SH         Sole                 400
BANK OF AMERICA                         COM      060505104        35       1000    SH         Sole                1000
BANKATLANTIC BANCORP                    COM      065908501       267      32555    SH         Sole               32555
BARNES & NOBLE INC                      COM      067774109      1560      59804    SH         Sole               59804
BENCHMARK ELECTRONICS INC               COM      08160H101       471      33452    SH         Sole               33452
BIO-REFERENCE LAB                       COM      09057G602      2682      92811    SH         Sole               92811
BLACK BOX CORP                          COM      091826107      2361      68372    SH         Sole               68372
BOSTON PRIVT FINL HLDG COM              COM      101119105      1008     115337    SH         Sole              115337
BROADCOM CORP.                          COM      111320107       145       7800    SH         Sole                7800
CABOT MICROELECTRONICS CORP             COM      12709P103      2779      86625    SH         Sole               86625
CACI INTERNATIONAL INC                  COM      127190304      3059      61050    SH         Sole               61050
CADENCE DESIGN SYSTEMS INC              COM      127387108        36       5300    SH         Sole                5300
CAMECO CP                               COM      13321L108      1207      54100    SH         Sole               54100
CARNIVAL CORP CLASS A                   COM      143658300       141       3975    SH         Sole                3975
CENTENE CORP DEL                        COM      15135B101      2684     130843    SH         Sole              130843
CHARLES RIVER LABORATORIES              COM      159864107       117       2100    SH         Sole                2100
CISCO SYS INC COM                       COM      17275R102       944      41825    SH         Sole               41825
CITIGROUP INC                           COM      172967101       413      20150    SH         Sole               20150
CITRIX SYS INC COM                      COM      177376100       662      26200    SH         Sole               26200
COCA COLA CO COM                        COM      191216100       493       9325    SH         Sole                9325
COLGATE PALMOLIVE CO COM                COM      194162103       944      12525    SH         Sole               12525
CORNING INC                             COM      219350105       192      12300    SH         Sole               12300
COVANCE INC COM                         COM      222816100       177       2000    SH         Sole                2000
CR BARD                                 COM      067383109       588       6200    SH         Sole                6200
CRA INTERNATIONAL, INC.                 COM      12618T105      1197      43566    SH         Sole               43566
CREE INC.                               COM      225447101      3685     161752    SH         Sole              161752
DAKTRONICS INC                          COM      234264109      2864     171900    SH         Sole              171900
DAVITA INC                              COM      23918K108        80       1400    SH         Sole                1400
DIALYSIS CORP OF AMERICA                COM      252529102       129      16400    SH         Sole               16400
DOLBY LABRATORIES INC                   COM      25659T107       881      25032    SH         Sole               25032
DSP GROUP                               COM      23332B106       637      83333    SH         Sole               83333
EBAY INC                                COM      278642103       188       8400    SH         Sole                8400
ECLIPSYS CORP                           COM      278856109      1077      51409    SH         Sole               51409
ELECTRONIC ARTS INC                     COM      285512109       263       7100    SH         Sole                7100
EMC CORP                                COM      268648102       152      12700    SH         Sole               12700
ENERGIZER HOLDINGS INC                  COM      29266R108      1828      22700    SH         Sole               22700
ENERGY CONVERSION DEVICES               COM      292659109      1182      20300    SH         Sole               20300
ETHAN ALLEN INTERIORS COM               COM      297602104      1326      47309    SH         Sole               47309
EVERGREEN SOLAR INC                     COM      30033R108       477      86500    SH         Sole               86500
EXPEDITORS INTL WASH INC                COM      302130109       171       4900    SH         Sole                4900
FIRST SOLAR INC                         COM      336433107        38        200    SH         Sole                 200
FORWARD AIR CORPORATION                 COM      349853101      1814      66632    SH         Sole               66632
FRESENIUS MEDICAL CARE                  COM      358029106       101       1950    SH         Sole                1950
GENERAL ELECTRIC COMPANY                COM      369604103       620      24300    SH         Sole               24300
GENTEX CORP COM                         COM      371901109       109       7600    SH         Sole                7600
GENTIVA HEALTH SERVICES                 COM      37247A102      2444      90725    SH         Sole               90725
GENZYME CORP                            COM      372917104        40        500    SH         Sole                 500
GEVITY HR INC                           COM      374393106       836     114809    SH         Sole              114809
GILEAD SCIENCES INC                     COM      375558103       242       5300    SH         Sole                5300
GOLDMAN SACHS                           COM      38141G104       579       4525    SH         Sole                4525
GOOGLE INC                              COM      38259P508       100        250    SH         Sole                 250
H & R BLOCK INC                         COM      093671105       491      21600    SH         Sole               21600
HARMAN INTERNATIONAL                    COM      413086109       238       7000    SH         Sole                7000
HSBC HOLDINGS PLC ADS                   COM      404280406       364       4500    SH         Sole                4500
ICU MEDICAL INC                         COM      44930G107      2489      81837    SH         Sole               81837
ILLUMINA INC                            COM      452327109      2606      64300    SH         Sole               64300
INNSUITES HOSPITALITY TR                COM      457919108         0         99    SH         Sole                  99
INTEL CORP COM                          COM      458140100       602      32160    SH         Sole               32160
INVENTIV HEALTH INC                     COM      46122E105      1217      68896    SH         Sole               68896
INVITROGEN CORPORATION                  COM      46185R100        87       2300    SH         Sole                2300
IXYS CORPORATION                        COM      46600W106      2022     222465    SH         Sole              222465
JABIL CIRCUIT INC                       COM      466313103        48       5000    SH         Sole                5000
JACK HENRY & ASSOCIATES INC             COM      426281101      1472      72400    SH         Sole               72400
JETBLUE AIRWAYS                         COM      477143101       486      98183    SH         Sole               98183
JOHNSON & JOHNSON COM                   COM      478160104       909      13117    SH         Sole               13117
JOHNSON CTLS INC COM                    COM      478366107       681      22450    SH         Sole               22450
JP MORGAN CHASE CO                      COM      46625H100        37        800    SH         Sole                 800
KIMBERLY CLARK CORP COM                 COM      494368103       533       8225    SH         Sole                8225
LAM RESEARCH CORP COM                   COM      512807108       123       3900    SH         Sole                3900
LINEAR TECHNOLOGY CORP                  COM      535678106       172       5625    SH         Sole                5625
MANHATTAN ASSOCIATES INC                COM      562750109       141       6300    SH         Sole                6300
MAXIM INTEGRATED PRODS COM              COM      57772K101       187      10350    SH         Sole               10350
MCDONALDS CORP COM                      COM      580135101       583       9450    SH         Sole                9450
MEDCOHEALTH SOLUTIONS                   COM      58405U102       130       2882    SH         Sole                2882
MEDTRONIC INC                           COM      585055106       145       2900    SH         Sole                2900
MERCURY COMPUTER SYSTEMS INC            COM      589378108      1534     172412    SH         Sole              172412
MICROCHIP TECHNOLOGY INC                COM      595017104       309      10500    SH         Sole               10500
MICROSEMI CORP.                         COM      595137100       115       4500    SH         Sole                4500
MICROSOFT CORP COM                      COM      594918104      1119      41910    SH         Sole               41910
MKS INSTRUMENT INC COM                  COM      55306N104       104       5200    SH         Sole                5200
MORGAN STANLEY                          COM      617446448        58       2500    SH         Sole                2500
NATIONAL INSTRS CORP COM                COM      636518102      1533      51019    SH         Sole               51019
NIGHTHAWK RADIOLOGY HOLDINGS INC        COM      65411N105       175      24250    SH         Sole               24250
NIKE INC                                COM      654106103       107       1600    SH         Sole                1600
NORTHERN TRUST CORP                     COM      665859104       384       5325    SH         Sole                5325
NOVELLUS                                COM      670008101       191       9750    SH         Sole                9750
NVIDIA CORPORATION                      COM      67066G104        72       6700    SH         Sole                6700
OMNIVISION TECHNOLOGIES                 COM      682128103       690      60452    SH         Sole               60452
ORACLE CORP                             COM      68389X105       569      28000    SH         Sole               28000
PEPSICO INC                             COM      713448108       435       6100    SH         Sole                6100
PEREGRINE PHARMACEUTICALS               COM      713661106         1       2700    SH         Sole                2700
PLEXUS CORP COM                         COM      729132100       621      29991    SH         Sole               29991
PROCTER GAMBLE CO                       COM      742718109       621       8917    SH         Sole                8917
PSS WORLD MEDICAL INC                   COM      69366A100       496      25418    SH         Sole               25418
QIAGEN NV                               COM      N72482107       215      10900    SH         Sole               10900
QUALITY SYSTEMS, INC                    COM      747582104       811      19200    SH         Sole               19200
RED HAT INC                             COM      756577102        51       3400    SH         Sole                3400
RESMED INC                              COM      761152107       679      15800    SH         Sole               15800
SAIC, INC.                              COM      78390X101       180       8900    SH         Sole                8900
SANDISK CORP COM                        COM      80004C101       332      17000    SH         Sole               17000
SCHERING PLOUGH CORP COM                COM      806605101       862      46675    SH         Sole               46675
SEI INVESTMENTS COMPANY                 COM      784117103       191       8600    SH         Sole                8600
SEPRACOR INC                            COM      817315104       174       9500    SH         Sole                9500
SHUFFLE MASTER INC                      COM      825549108       734     144268    SH         Sole              144268
SIGMA ALDRICH CORP COM                  COM      826552101       558      10650    SH         Sole               10650
SOUTHWEST AIRLINES                      COM      844741108       350      24125    SH         Sole               24125
STEINER LEISURE LIMITED                 COM      P8744Y102      2016      58632    SH         Sole               58632
SUNPOWER CORP - CLASS A                 COM      867652109       142       2000    SH         Sole                2000
TEVA PHARMACEUTICAL INDUSTRIES ADR      COM      881624209       238       5200    SH         Sole                5200
TIFFANY & CO NEW                        COM      886547108       491      13825    SH         Sole               13825
TOLL BROTHERS INC                       COM      889478103       199       7900    SH         Sole                7900
USEC INC.                               COM      90333E108       658     121600    SH         Sole              121600
UTI WORLDWIDE INC                       COM      G87210103      1268      74500    SH         Sole               74500
VARIAN MEDICAL SYSTEMS INC              COM      92220P105       486       8500    SH         Sole                8500
VARIAN SEMICONDUCTOR EQUIP              COM      922207105      1865      74231    SH         Sole               74231
WADDELL & REED FINL CL A                COM      930059100      2109      85200    SH         Sole               85200
WAL-MART STORES                         COM      931142103       395       6600    SH         Sole                6600
WEIGHT WATCHERS INTERNATIONAL           COM      948626106       787      21500    SH         Sole               21500
WRIGLEY WM JR CO COM                    COM      982526105       690       8687    SH         Sole                8687
WYETH COM                               COM      983024100       595      16100    SH         Sole               16100
YAHOO! INC.                             COM      984332106       488      28200    SH         Sole               28200
YUM BRANDS                              COM      988498101       209       6400    SH         Sole                6400
ZIMMER HLDGS INC COM                    COM      98956P102       232       3600    SH         Sole                3600
ZOLL MEDICAL CORP                       COM      989922109       160       4900    SH         Sole                4900
ZOLTEK COMPANIES INC                    COM      98975W104        50       2900    SH         Sole                2900
ISHARES LEHMAN AGG BOND FUND            ETF      464287226        65        655    SH         Sole                 655
ISHARES RUSSELL 1000 GROWTH             ETF      464287614       133       2740    SH         Sole                2740
ISHARES RUSSELL 1000 VALUE              ETF      464287598        31        480    SH         Sole                 480
ISHARES RUSSELL 2000 GROWTH             ETF      464287648        35        495    SH         Sole                 495
ISHARES RUSSELL 2000 VALUE              ETF      464287630         8        125    SH         Sole                 125